ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	6 Months Ended
Jun. 30, 2022
Disclosure of analysis of other comprehensive income by item [abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Attributable to Brookfield Business Partners

(US$ MILLIONS)	Foreign currency translation	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2022	$(440)	$32	$(408)
Other comprehensive income (loss)	(18)	64	46
Balance as at June 30, 2022	$(458)	$96	$(362)
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(1)Represents net investment hedges, cash flow hedges and other reserves.

(US$ MILLIONS)	Foreign currency translation	Other (1)	Accumulated other comprehensive income (loss)
Balance as at January 1, 2021	$(371)	$(84)	$(455)
Other comprehensive income (loss)	(15)	22	7
Balance as at June 30, 2021	$(386)	$(62)	$(448)
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(1)Represents net investment hedges, cash flow hedges and other reserves.